RIGGS FUNDS

                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7010

                                     June 29, 2000




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC  20549

      RE: Riggs Funds   (the "Trust")
               Riggs Stock Fund
               Riggs Small Company Stock Fund
               Riggs Large Cap Growth Fund

               Riggs U.S. Government Securities Fund
               Riggs Bond Fund
               Riggs Intermediate Tax Free Bond Fund
               Riggs Long Term Tax Free Bond Fund
               Riggs Prime Money Market Fund
               Riggs U.S. Treasury Money Market Fund
          1933 Act File No. 33-40428
          1940 ACT FILE NO. 811-6309

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statement of additional information dated June 30, 2000, that would have been filed under Rule 497(c), does differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-effective amendment No. 20 on June 29, 2000.

      If you have any questions regarding this certification, please call me at
(412) 288-8160.

                                          Very truly yours,



                                                           /s/ C. Grant Anderson
                                                               C. Grant Anderson
                                                             Assistant Secretary